Interest Income and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Composition of Interest Income and Inflation-indexing

a)    The composition of interest income and inflation-indexing for the years ended December 31, 2022, 2021 and 2020 is as follows:

	For the years ended December 31,
	2022			2021			2020
		Inflation			Inflation			Inflation
	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Investments under agreements to resell	18,265	—	18,265	3,712	—	3,712	3,567	—	3,567
Loans and receivables to banks	2,009	—	2,009	621	—	621	1,541	—	1,541
Commercial loans	976,295	577,468	1,553,763	610,371	269,316	879,687	732,791	116,425	849,216
Mortgage loans	225,613	744,556	970,169	190,326	324,732	515,058	189,833	116,993	306,826
Consumer loans	411,737	273	412,010	304,385	191	304,576	323,836	130	323,966
Financial investments	260,383	73,417	333,800	45,629	44,918	90,547	58,083	20,955	79,038
Other interest income	80,260	10,841	91,101	10,575	6,355	16,930	7,624	1,821	9,445
Gain (loss) from accounting hedges (2)	75,349	(279,333)	(203,984)	39,475	(163,104)	(123,629)	25,980	(49,905)	(23,925)
Totals	2,049,911	1,127,222	3,177,133	1,205,094	482,408	1,687,502	1,343,255	206,419	1,549,674

Schedule of Detail of the Amount Due for Interest and Readjustments

b)    For the years ended December 31, 2022, 2021 and 2020, the detail of the amount of interest and inflation-indexation adjustment expense is as follows:

	For the years ended December 31,
	2022			2021			2020
		Inflation			Inflation			Inflation
	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deposits and other demand liabilities	(95,890)	(3,041)	(98,931)	(30,027)	(1,185)	(31,212)	(46,530)	(312)	(46,842)
Obligations under repurchase agreements	(28,069)	—	(28,069)	(5,784)	(5)	(5,789)	(8,621)	(1)	(8,622)
Time deposits and other time liabilities	(728,155)	(104,436)	(832,591)	(152,854)	(19,436)	(172,290)	(254,633)	(7,764)	(262,397)
Interbank borrowings	(58,875)	(3,977)	(62,852)	(29,127)	—	(29,127)	(55,541)	—	(55,541)
Debt instruments issued	(263,595)	(771,403)	(1,034,998)	(200,692)	(329,961)	(530,653)	(200,911)	(129,539)	(330,450)
Other financial liabilities	(10,529)	(17,866)	(28,395)	(49)	—	(49)	(215)	—	(215)
Lease obligations	(3,658)	—	(3,658)	(3,725)	—	(3,725)	(4,923)	4	(4,919)
Other Interest expense	—	—	—	(68)	(14,948)	(15,016)	(84)	(7,543)	(7,627)
Gain (loss) from hedge accounting (2)	82,828	—	82,828	76,666	—	76,666	33,376	—	33,376
Totals	(1,105,943)	(900,723)	(2,006,666)	(345,660)	(365,535)	(711,195)	(538,082)	(145,155)	(683,237)

(1)    The inflation indexation adjustment is the result of changes in the Unidades de Fomento (“UF”). The UF is an inflation-index Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the Official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) for the previous month. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense respectively.

(2)    The mark to market adjustments are presented in this line for hedging derivatives used in hedging of assets except in the case of foreign currency hedges and cash flow hedges (cross-currency), their all-in mark to market adjustment is included in the foreign exchange gain (losses) (see Note 28 “Net foreign exchange income (losses)”).